UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Fund Information	27

Privacy Notice and Householding	28

Directors and Officers	29

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis                                                           Kenneth C. Feinberg
President & Portfolio Manager                                          Portfolio Manager

March 1, 2012

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a negative return on net asset value of 0.79% for the six-month period ended January 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 2.71%. The sectors1 within the Index that turned in the strongest performance over the six-month period were utilities, health care, and information technology. The sectors that turned in the weakest performance over the six-month period were energy and financials.

Factors Impacting the Fund’s Performance

Energy companies were the most important detractor2 from the Fund’s absolute performance, but made a modest contribution to performance relative to the Index. The Fund’s energy companies out-performed the corresponding sector within the Index (down 2% versus down 5% for the Index), but had a higher relative average weighting (13% versus 12% for the Index) in this weaker performing sector. Devon Energy3, China Coal Energy, and Transocean were among the most important detractors from performance.

Material companies were the second most important detractor from the Fund’s absolute performance and the most important detractor from relative performance. The Fund’s material companies under-performed the corresponding sector within the Index (down 8% versus flat for the Index) and had a higher relative average weighting (7% versus 4% for the Index). Monsanto was among the most important contributors to performance. Sino-Forest, Potash, and Sealed Air were among the most important detractors from performance. The Ontario Securities Commission issued a release on August 26, 2011 halting trading of Sino-Forest on the Toronto Stock Exchange, causing the security to be fair valued by the Fund. Davis Advisors’ portfolio managers continue to monitor and evaluate the situation. As of the date of this report, trading is still halted and the Fund continues to fair value this position.

The Fund had more invested in financial companies than in any other sector over the six-month period and they detracted slightly from both the Fund’s absolute and relative performance. The Fund’s financial companies out-performed the corresponding sector within the Index (down 2% versus down 4% for the Index), but had a higher relative average weighting (30% versus 14% for the Index) in this weaker performing sector. Wells Fargo, Berkshire Hathaway, and Progressive were among the most important contributors to performance. Bank of New York Mellon and Loews were among the most important detractors from performance.

Consumer staple companies were the most important contributor to both the Fund’s absolute and relative performance. The Fund’s consumer staple companies performed in-line with the corresponding sector within the Index (both up 6%) and had a higher relative average weighting (16% versus 11% for the Index). CVS Caremark and Costco Wholesale were among the most important contributors to performance. Heineken was among the most important detractors from performance.

Consumer discretionary companies were another important contributor to the Fund’s absolute performance, but detracted slightly from relative performance. The Fund’s consumer discretionary companies performed in-line with the corresponding sector within the Index (both up 5%) and had a lower relative average weighting (7% versus 11% for the Index). Netflix and Walt Disney were among the most important contributors to performance.

The Fund had approximately 18% of its net assets invested in foreign companies at January 31, 2012. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2002

$20,000
$15,000
$10,000
$5,000
S&P 500®
DNYVF-A*
DNYVF-A*
$14,421
S&P 500®
$14,139
01/31/02
01/31/03
01/31/04
01/31/05
01/31/06
01/31/07
01/31/08
01/31/09
01/31/10
01/31/11
01/31/12

Average Annual Total Return for periods ended January 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(1.44)%	(1.73)%	4.23%	11.57%	02/17/69	0.90%	0.90%
Class A - with sales charge	(6.14)%	(2.68)%	3.73%	11.44%	02/17/69	0.90%	0.90%
Class B†, **	(6.27)%	(2.97)%	3.65%	8.99%	12/01/94	1.81%	1.81%
Class C**	(3.21)%	(2.49)%	3.42%	8.39%	12/20/94	1.68%	1.68%
Class R	(1.78)%	(2.07)%	NA	4.93%	08/20/03	1.20%	1.20%
Class Y	(1.20)%	(1.47)%	4.53%	7.33%	10/02/96	0.64%	0.64%
S&P 500® Index***	4.22%	0.33%	3.52%	9.48%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 02/17/69.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/12 Net Assets)		(% of 01/31/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	79.29%	Diversified Financials	14.34%	5.65%
Common Stock (Foreign)	17.85%	Energy	12.88%	11.92%
Convertible Bonds (Foreign)	0.08%	Insurance	11.52%	3.59%
Preferred Stock (Foreign)	0.04%	Food & Staples Retailing	10.19%	2.35%
Short-Term Investments	2.82%	Health Care	8.67%	11.69%
Other Assets & Liabilities	(0.08)%	Information Technology	8.24%	19.60%
	100.00%	Materials	7.52%	3.73%
		Retailing	6.05%	3.79%
		Banks	5.64%	2.77%
		Food, Beverage & Tobacco	5.16%	6.20%
		Transportation	2.41%	1.99%
		Commercial & Professional Services	1.87%	0.54%
		Media	1.75%	3.16%
		Capital Goods	1.38%	8.43%
		Other	1.35%	12.49%
		Real Estate	1.03%	2.10%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/12 Net Assets)

Wells Fargo & Co.	Commercial Banks	5.49%
CVS Caremark Corp.	Food & Staples Retailing	5.40%
American Express Co.	Consumer Finance	5.33%
Bank of New York Mellon Corp.	Capital Markets	4.42%
Costco Wholesale Corp.	Food & Staples Retailing	4.32%
Occidental Petroleum Corp.	Energy	3.35%
Canadian Natural Resources Ltd.	Energy	3.19%
Bed Bath & Beyond Inc.	Retailing	3.03%
Google Inc., Class A	Software & Services	2.98%
EOG Resources, Inc.	Energy	2.71%

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited) – (Continued)

Beginning Account Value	Ending Account Value	Expenses Paid During Period*
(08/01/11)	(01/31/12)	(08/01/11-01/31/12)

Class A (annualized expense ratio 0.90%**)
Actual	$1,000.00	$992.12	$4.51
Hypothetical	$1,000.00	$1,020.61	$4.57
Class B (annualized expense ratio 1.81%**)
Actual	$1,000.00	$987.58	$9.04
Hypothetical	$1,000.00	$1,016.04	$9.17
Class C (annualized expense ratio 1.68%**)
Actual	$1,000.00	$988.28	$8.40
Hypothetical	$1,000.00	$1,016.69	$8.52
Class R (annualized expense ratio 1.20%**)
Actual	$1,000.00	$990.38	$6.00
Hypothetical	$1,000.00	$1,019.10	$6.09
Class Y (annualized expense ratio 0.64%**)
Actual	$1,000.00	$993.35	$3.21
Hypothetical	$1,000.00	$1,021.92	$3.25

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.14%)
CONSUMER DISCRETIONARY – (8.44%)
Automobiles & Components – (0.52%)
Harley-Davidson, Inc.	2,952,356	$130,464,612
Consumer Durables & Apparel – (0.34%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	671,000	37,978,381
Hunter Douglas NV (Netherlands)	1,183,216	45,564,442
		83,542,823
Media – (1.70%)
Grupo Televisa S.A., ADR (Mexico)	1,758,141	34,670,540
Walt Disney Co.	9,991,500	388,669,350
		423,339,890
Retailing – (5.88%)
Bed Bath & Beyond Inc. *(a)	12,420,143	753,840,579
CarMax, Inc. *	6,109,992	185,927,057
Expedia, Inc.	2,350,500	76,073,933
Li & Fung Ltd. (Hong Kong)	37,586,000	82,099,576
Liberty Interactive Corp., Series A *	6,165,360	105,581,790
Netflix Inc. *	1,145,700	137,678,769
Tiffany & Co.	745,000	47,531,000
TripAdvisor Inc. *	2,350,500	77,366,707
		1,466,099,411
	Total Consumer Discretionary	2,103,446,736
CONSUMER STAPLES – (15.07%)
Food & Staples Retailing – (9.91%)
Costco Wholesale Corp.	13,094,341	1,077,140,491
CVS Caremark Corp.	32,244,295	1,346,199,316
Walgreen Co.	1,354,000	45,169,440
		2,468,509,247
Food, Beverage & Tobacco – (5.02%)
Coca-Cola Co.	6,602,645	445,876,617
Diageo PLC (United Kingdom)	11,184,845	247,103,721
Diageo PLC, ADR (United Kingdom)	17,779	1,575,042
Heineken Holding NV (Netherlands)	5,738,269	231,820,972
Kraft Foods Inc., Class A	1,330,200	50,946,660
Nestle S.A. (Switzerland)	788,725	45,198,527
Philip Morris International Inc.	1,951,667	145,926,141
Unilever NV, NY Shares (Netherlands)	2,439,424	81,354,790
		1,249,802,470
Household & Personal Products – (0.14%)
Natura Cosmeticos S.A. (Brazil)	1,695,840	36,320,017
	Total Consumer Staples	3,754,631,734
ENERGY – (12.53%)
Canadian Natural Resources Ltd. (Canada)	20,073,980	795,130,348
China Coal Energy Co., Ltd. - H (China)	100,878,011	126,434,086
Devon Energy Corp.	4,604,951	293,841,924
EOG Resources, Inc.	6,354,766	674,494,863
Occidental Petroleum Corp.	8,355,075	833,585,833

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	21,019,100	$199,099,190
Schlumberger Ltd.	719,760	54,104,359
Transocean Ltd.	3,059,451	144,712,032
	Total Energy	3,121,402,635
FINANCIALS – (31.64%)
Banks – (5.49%)
Commercial Banks – (5.49%)
Wells Fargo & Co.	46,793,234	1,366,830,365
Diversified Financials – (13.95%)
Capital Markets – (7.69%)
Ameriprise Financial, Inc.	1,993,732	106,764,349
Bank of New York Mellon Corp.	54,673,225	1,100,572,019
Brookfield Asset Management Inc., Class A (Canada)(b)	4,347,420	132,465,887
Charles Schwab Corp.	10,213,500	118,987,275
Goldman Sachs Group, Inc.	965,729	107,649,812
Julius Baer Group Ltd. (Switzerland)	8,570,817	348,233,086
		1,914,672,428
Consumer Finance – (5.33%)
American Express Co.	26,499,838	1,328,701,877
Diversified Financial Services – (0.93%)
Bank of America Corp.	2,641,295	18,832,433
CME Group Inc.	179,300	42,943,247
JPMorgan Chase & Co.	1,735,893	64,748,809
Visa Inc., Class A	1,041,750	104,841,720
		231,366,209
		3,474,740,514
Insurance – (11.20%)
Insurance Brokers – (0.14%)
Aon Corp.	725,000	35,111,750
Multi-line Insurance – (3.42%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	133,886,426
Fairfax Financial Holdings Ltd., 144A (Canada)(c)(d)	160,877	65,300,627
Loews Corp.	17,489,921	652,548,953
		851,736,006
Property & Casualty Insurance – (5.99%)
ACE Ltd.	2,627,000	182,839,200
Berkshire Hathaway Inc., Class A *	5,655	666,865,875
Markel Corp. *	86,114	34,709,970
Progressive Corp.	30,055,926	609,534,179
		1,493,949,224
Reinsurance – (1.65%)
Everest Re Group, Ltd.	1,102,300	94,136,420
Transatlantic Holdings, Inc. (a)	5,701,151	316,128,823
		410,265,243
		2,791,062,223
Real Estate – (1.00%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	250,153,015
	Total Financials	7,882,786,117

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (8.43%)
Health Care Equipment & Services – (3.30%)
Baxter International Inc.	2,353,174	$130,554,094
Becton, Dickinson and Co.	805,750	63,178,857
Express Scripts, Inc. *	12,300,208	629,155,639
		822,888,590
Pharmaceuticals, Biotechnology & Life Sciences – (5.13%)
Agilent Technologies, Inc.	2,400,090	101,931,822
Johnson & Johnson	5,710,630	376,387,623
Merck & Co., Inc.	11,844,810	453,182,431
Roche Holding AG - Genusschein (Switzerland)	2,045,010	346,129,884
		1,277,631,760
	Total Health Care	2,100,520,350
INDUSTRIALS – (5.51%)
Capital Goods – (1.35%)
Lockheed Martin Corp.	2,685,700	221,086,824
PACCAR Inc.	2,591,000	114,522,200
		335,609,024
Commercial & Professional Services – (1.82%)
Iron Mountain Inc. (a)	14,673,089	452,224,603
Transportation – (2.34%)
China Merchants Holdings International Co., Ltd. (China)	93,281,052	309,722,008
China Shipping Development Co., Ltd. - H (China)(a)	68,979,600	47,763,523
Kuehne & Nagel International AG (Switzerland)	1,736,209	218,228,551
LLX Logistica S.A. (Brazil)*	3,866,420	7,900,137
		583,614,219
	Total Industrials	1,371,447,846
INFORMATION TECHNOLOGY – (8.02%)
Semiconductors & Semiconductor Equipment – (1.95%)
Intel Corp.	3,446,500	91,073,762
Texas Instruments Inc.	12,164,505	393,886,672
		484,960,434
Software & Services – (5.49%)
Activision Blizzard, Inc.	11,762,633	145,092,078
Google Inc., Class A *	1,282,245	743,407,184
Microsoft Corp.	11,326,561	334,529,979
Oracle Corp.	5,112,000	144,132,840
		1,367,162,081
Technology Hardware & Equipment – (0.58%)
Hewlett-Packard Co.	5,214,579	145,903,921
	Total Information Technology	1,998,026,436
MATERIALS – (7.19%)
Air Products and Chemicals, Inc.	1,813,120	159,608,954
BHP Billiton PLC (United Kingdom)	4,670,343	156,242,821
Ecolab Inc.	2,238,200	135,276,808
Martin Marietta Materials, Inc.	1,397,237	115,286,025
Monsanto Co.	6,600,196	541,546,082
Potash Corp. of Saskatchewan Inc. (Canada)	4,454,738	208,214,454
Praxair, Inc.	1,603,220	170,261,964

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Rio Tinto PLC (United Kingdom)	3,006,214	$180,250,241
Sealed Air Corp.	6,298,999	125,539,050
Sino-Forest Corp. (Canada)*(a)	21,599,634	0
Sino-Forest Corp., Restricted (Canada)*(a)(d)	578,195	0
	Total Materials	1,792,226,399
TELECOMMUNICATION SERVICES – (0.31%)
America Movil SAB de C.V., Series L, ADR (Mexico)	3,353,134	77,826,240
	Total Telecommunication Services	77,826,240
TOTAL COMMON STOCK – (Identified cost $17,168,613,357)		24,202,314,493

PREFERRED STOCK – (0.04%)
MATERIALS – (0.04%)
MMX Mineracao e Metalicos S.A. (Brazil)*	5,581,000	9,582,761
TOTAL PREFERRED STOCK – (Identified cost $9,221,033)		9,582,761

CONVERTIBLE BONDS – (0.08%)
MATERIALS – (0.08%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(d)	$61,132,000	21,090,540
TOTAL CONVERTIBLE BONDS – (Identified cost $61,159,375)		21,090,540

SHORT-TERM INVESTMENTS – (2.42%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.21%, 02/01/12, dated 01/31/12, repurchase value of $178,931,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.222%-5.00%, 04/01/40-07/01/41, total market value $182,508,600)	178,930,000	178,930,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.25%, 02/01/12, dated 01/31/12, repurchase value of $424,563,948 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-11.00%, 01/01/22-04/01/41, total market value $433,052,220)	424,561,000	424,561,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $603,491,000)		603,491,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.40%)
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.23%, 02/01/12, dated 01/31/12, repurchase value of $99,000,633 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 12/01/41, total market value $100,980,000)	99,000,000	99,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $99,000,000)		99,000,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Total Investments – (100.08%) – (Identified cost $17,941,484,765) – (e)	$24,935,478,794
	Liabilities Less Other Assets – (0.08%)	(19,298,188)
	Net Assets – (100.00%)	$24,916,180,606

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2012. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2012, amounts to $1,591,048,068. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2011	Gross Additions	Gross Reductions	Shares/Principal January 31, 2012	Dividend/ Interest Income
Bed Bath & Beyond Inc.	12,420,143	–	–	12,420,143	$–
China Shipping Development Co., Ltd. - H	68,979,600	–	–	68,979,600	–
Iron Mountain Inc.	19,259,589	–	4,586,500	14,673,089	8,684,420
Loews Corp. (1)	23,784,521	–	6,294,600	17,489,921	2,583,784
Martin Marietta Materials, Inc. (1)	2,520,483	–	1,123,246	1,397,237	960,473
Progressive Corp. (1)	36,893,726	–	6,837,800	30,055,926	–
Sealed Air Corp. (1)	17,617,507	–	11,318,508	6,298,999	1,928,551
Sino-Forest Corp.	21,599,634	–	–	21,599,634	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	1,528,300
Sino-Forest Corp., Restricted	578,195	–	–	578,195	–
Transatlantic Holdings, Inc.	6,089,151	–	388,000	5,701,151	2,602,666
	(1) Not an affiliate as of January 31, 2012.

(b)	Security is partially on loan – See Note 8 of the Notes to Financial Statements.

(c)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $65,300,627 or 0.26% of the Fund's net assets as of January 31, 2012.

(d)	Restricted Security – See Note 9 of the Notes to Financial Statements.

(e)	Aggregate cost for federal income tax purposes is $17,981,528,398. At January 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$8,401,949,628
	Unrealized depreciation	(1,447,999,232)
	Net unrealized appreciation	$6,953,950,396

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2012 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$23,245,430,726
Affiliated companies	1,591,048,068
Collateral for securities loaned (Note 8)	99,000,000
Cash	312,828
Receivables:
Capital stock sold	17,259,962
Dividends and interest	50,837,729
Investment securities sold	75,603,625
Prepaid expenses	511,781
Total assets	25,080,004,719
LIABILITIES:
Return of collateral for securities loaned (Note 8)	99,000,000
Payables:
Capital stock redeemed	24,095,598
Investment securities purchased	13,663,268
Accrued distribution and service plan fees	6,756,218
Accrued management fee	11,338,129
Other accrued expenses	8,970,900
Total liabilities	163,824,113
NET ASSETS	$24,916,180,606

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$36,644,803
Additional paid-in capital	18,235,774,325
Undistributed net investment income	2,900,345
Accumulated net realized losses from investments and foreign currency transactions	(354,294,184)
Net unrealized appreciation on investments and foreign currency transactions	6,995,155,317
Net Assets	$24,916,180,606

*Including:
Cost of unaffiliated companies	$16,313,626,532
Cost of affiliated companies	1,528,858,233
Cost of collateral of securities loaned	99,000,000
Market value of securities on loan	98,065,623

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2012 (Unaudited)

CLASS A SHARES:
Net assets	$14,126,850,382
Shares outstanding	414,443,738
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$34.09
Maximum offering price per share (100/95.25 of $34.09)†	$35.79

CLASS B SHARES:
Net assets	$383,100,201
Shares outstanding	11,749,738
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.60

CLASS C SHARES:
Net assets	$3,222,320,938
Shares outstanding	97,967,212
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.89

CLASS R SHARES:
Net assets	$573,168,953
Shares outstanding	16,781,620
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.15

CLASS Y SHARES:
Net assets	$6,610,740,132
Shares outstanding	191,953,751
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.44

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2012 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*		$207,544,110
Affiliated companies		16,759,894
Interest:
Unaffiliated companies		252,777
Affiliated companies		1,528,300
Net securities lending fees		571,454
Total income		226,656,535

Expenses:
Management fees (Note 3)	$63,768,953
Custodian fees	1,799,873
Transfer agent fees:
Class A	9,986,687
Class B	578,320
Class C	2,463,535
Class R	535,097
Class Y	3,703,842
Audit fees	47,400
Legal fees	23,000
Accounting fees (Note 3)	229,998
Reports to shareholders	1,180,000
Directors’ fees and expenses	316,976
Registration and filing fees	175,000
Miscellaneous	268,759
Payments under distribution plan (Note 7):
Class A	17,624,055
Class B	2,009,829
Class C	16,208,677
Class R	1,509,485
Total expenses		122,429,486
Expenses paid indirectly (Note 4)		(192)
Net expenses		122,429,294
Net investment income		104,227,241

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		2,470,444,315
Affiliated companies		267,155,100
Foreign currency transactions		(1,339,937)
Net realized gain		2,736,259,478
Net decrease in unrealized appreciation		(3,367,933,211)
Net realized and unrealized loss on investments and foreign currency transactions		(631,673,733)
Net decrease in net assets resulting from operations		$(527,446,492)

*Net of foreign taxes withheld as follows		$2,419,104

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

OPERATIONS:
Net investment income	$104,227,241	$282,678,116
Net realized gain from investments and foreign currency transactions	2,736,259,478	2,392,426,051
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(3,367,933,211)	2,093,537,169
Net increase (decrease) in net assets resulting from operations	(527,446,492)	4,768,641,336

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(85,123,770)	(220,122,077)
Class B	–	(2,113,491)
Class C	–	(17,850,709)
Class R	(1,436,190)	(7,269,634)
Class Y	(57,251,812)	(102,137,276)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class A	(2,819,011,213)	(3,883,866,014)
Class B	(88,698,258)	(267,513,869)
Class C	(434,934,634)	(892,410,773)
Class R	(141,355,739)	(208,011,073)
Class Y	(670,700,118)	(531,822,444)
Total decrease in net assets	(4,825,958,226)	(1,364,476,024)

NET ASSETS:
Beginning of period	29,742,138,832	31,106,614,856
End of period*	$24,916,180,606	$29,742,138,832

*Including undistributed net investment income of	$2,900,345	$42,484,876

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. These procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities at a discount of a last traded price or in some instances, marking a security to zero. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,103,446,736	$–	$–	$2,103,446,736
Consumer staples	3,754,631,734	–	–	3,754,631,734
Energy	3,121,402,635	–	–	3,121,402,635
Financials	7,882,786,117	–	–	7,882,786,117
Health care	2,100,520,350	–	–	2,100,520,350
Industrials	1,371,447,846	–	–	1,371,447,846
Information technology	1,998,026,436	–	–	1,998,026,436
Materials	1,801,809,160	–	–	1,801,809,160
Telecommunication services	77,826,240	–	–	77,826,240
Convertible debt securities	–	21,090,540	–	21,090,540
Short-term securities	–	603,491,000	–	603,491,000
Investment of cash collateral for securities loaned	–	99,000,000	–	99,000,000
Total Investments	$24,211,897,254	$723,581,540	$–	$24,935,478,794

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2012:

Investment Securities:
Beginning balance	$–
Increase in unrealized depreciation	(169,447,016)
Transfers into Level 3 from Level 1	169,447,016
Ending balance	$–

Change in unrealized depreciation during the period on Level 3 securities still held at January 31, 2012 and included in the change in net assets for the period	$(169,447,016)

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008. At July 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Capital Loss Carryforward
Expiring
07/31/2018	$3,090,430,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending July 31, 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, and commission repayments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2012 were $1,431,698,614 and $6,082,685,784, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2012 approximated 0.50% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2012 amounted to $627,775. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for theses services during the six months ended January 31, 2012 amounted to $229,998. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $192 during the six months ended January 31, 2012.

NOTE 5 - CAPITAL STOCK

At January 31, 2012, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	18,497,103	$589,714,770	55,758,904	$1,888,651,227
Shares issued in reinvestment of distributions	2,392,312	77,081,095	6,172,452	202,579,864
	20,889,415	666,795,865	61,931,356	2,091,231,091
Shares redeemed	(108,932,397)	(3,485,807,078)	(175,282,184)	(5,975,097,105)
Net decrease	(88,042,982)	$(2,819,011,213)	(113,350,828)	$(3,883,866,014)

Class B	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	306,447	$9,363,364	949,790	$30,716,513
Shares issued in reinvestment of distributions	–	–	63,398	1,999,567
	306,447	9,363,364	1,013,188	32,716,080
Shares redeemed	(3,225,405)	(98,061,622)	(9,241,512)	(300,229,949)
Net decrease	(2,918,958)	$(88,698,258)	(8,228,324)	$(267,513,869)

Class C	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,989,331	$61,382,271	6,273,378	$205,452,587
Shares issued in reinvestment of distributions	–	–	528,260	16,782,841
	1,989,331	61,382,271	6,801,638	222,235,428
Shares redeemed	(16,129,553)	(496,316,905)	(34,200,945)	(1,114,646,201)
Net decrease	(14,140,222)	$(434,934,634)	(27,399,307)	$(892,410,773)

Class R	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,554,508	$49,656,905	4,982,628	$168,254,081
Shares issued in reinvestment of distributions	44,448	1,435,667	220,688	7,260,629
	1,598,956	51,092,572	5,203,316	175,514,710
Shares redeemed	(6,140,388)	(192,448,311)	(11,233,328)	(383,525,783)
Net decrease	(4,541,432)	$(141,355,739)	(6,030,012)	$(208,011,073)

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	28,620,346	$916,998,334	47,530,817	$1,636,058,144
Shares issued in reinvestment of distributions	1,665,349	54,190,447	2,852,499	94,560,348
	30,285,695	971,188,781	50,383,316	1,730,618,492
Shares redeemed	(50,465,645)	(1,641,888,899)	(65,603,610)	(2,262,440,936)
Net decrease	(20,179,950)	$(670,700,118)	(15,220,294)	$(531,822,444)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2012.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2012, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $1,137,029 from commissions earned on sales of Class A shares of the Fund, of which $171,589 was retained by the Underwriter and the remaining $965,440 was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended January 31, 2012 was $17,624,055.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the six months ended January 31, 2012, Class B shares of the Fund made distribution plan payments, which included distribution fees of $1,512,577 and service fees of $497,252.

Commission advances by the Distributor during the six months ended January 31, 2012 on the sale of Class B shares of the Fund amounted to $167,436, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2012, the Distributor received $402,950 in contingent deferred sales charges from Class B shares of the Fund.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the six months ended January 31, 2012, Class C shares of the Fund made distribution plan payments, which included distribution fees of $12,156,508 and service fees of $4,052,169.

Commission advances by the Distributor during the six months ended January 31, 2012 on the sale of Class C shares of the Fund amounted to $417,380, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase. During the six months ended January 31, 2012, the Distributor received $99,010 in contingent deferred sales charges from Class C shares of the Fund.

Class R Shares - Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

During the six months ended January 31, 2012, Class R shares of the Fund made distribution plan payments, which included distribution fees of $754,743 and service fees of $754,742.

NOTE 8 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2012, the Fund had on loan securities valued at $98,065,623; cash of $99,000,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 9 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $86,391,167 or 0.35% of the Fund’s net assets as of January 31, 2012.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of January 31, 2012

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	160,877	$355.07	$405.90

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 61,132,000	611,320	$100.04	$34.50

Sino-Forest Corp., Restricted	12/11/09	NA	578,195	$15.86	$0.00

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)a	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2012e	$34.57	$0.14	$(0.42)	$(0.28)
Year ended July 31, 2011	$30.22	$0.32	$4.41	$4.73
Year ended July 31, 2010	$26.99	$0.20	$3.24	$3.44
Year ended July 31, 2009	$34.31	$0.29	$(7.27)	$(6.98)
Year ended July 31, 2008	$39.75	$0.39	$(5.40)	$(5.01)
Year ended July 31, 2007	$35.11	$0.37	$4.54	$4.91
Davis New York Venture Fund Class B:
Six months ended January 31, 2012e	$33.01	$(0.01)	$(0.40)	$(0.41)
Year ended July 31, 2011	$28.88	$0.01	$4.23	$4.24
Year ended July 31, 2010	$25.84	$(0.06)	$3.10	$3.04
Year ended July 31, 2009	$32.74	$0.06	$(6.90)	$(6.84)
Year ended July 31, 2008	$37.93	$0.09	$(5.18)	$(5.09)
Year ended July 31, 2007	$33.53	$0.05	$4.35	$4.40
Davis New York Venture Fund Class C:
Six months ended January 31, 2012e	$33.28	$0.01	$(0.40)	$(0.39)
Year ended July 31, 2011	$29.12	$0.05	$4.25	$4.30
Year ended July 31, 2010	$26.03	$(0.03)	$3.12	$3.09
Year ended July 31, 2009	$32.96	$0.09	$(6.94)	$(6.85)
Year ended July 31, 2008	$38.18	$0.09	$(5.19)	$(5.10)
Year ended July 31, 2007	$33.74	$0.07	$4.37	$4.44
Davis New York Venture Fund Class R:
Six months ended January 31, 2012e	$34.57	$0.09	$(0.43)	$(0.34)
Year ended July 31, 2011	$30.23	$0.20	$4.42	$4.62
Year ended July 31, 2010	$27.00	$0.10	$3.24	$3.34
Year ended July 31, 2009	$34.28	$0.18	$(7.24)	$(7.06)
Year ended July 31, 2008	$39.73	$0.25	$(5.40)	$(5.15)
Year ended July 31, 2007	$35.10	$0.26	$4.54	$4.80
Davis New York Venture Fund Class Y:
Six months ended January 31, 2012e	$34.98	$0.18	$(0.43)	$(0.25)
Year ended July 31, 2011	$30.56	$0.41	$4.47	$4.88
Year ended July 31, 2010	$27.29	$0.29	$3.27	$3.56
Year ended July 31, 2009	$34.75	$0.36	$(7.39)	$(7.03)
Year ended July 31, 2008	$40.26	$0.49	$(5.46)	$(4.97)
Year ended July 31, 2007	$35.54	$0.48	$4.60	$5.08

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions	Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returnb	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratioc	Net Investment Income (Loss) Ratio	Portfolio Turnoverd

$(0.20)	$–	$–	$(0.20)	$34.09	(0.79)%	$14,127	0.90%f	0.90%f	0.86%f	6%
$(0.38)	$–	$–	$(0.38)	$34.57	15.70%	$17,369	0.89%	0.89%	0.93%	8%
$(0.21)	$–	$–	$(0.21)	$30.22	12.74%	$18,608	0.89%	0.89%	0.67%	13%
$(0.34)	$–	$–	$(0.34)	$26.99	(20.08)%	$18,628	0.92%	0.92%	1.14%	15%
$(0.43)	$–	$–	$(0.43)	$34.31	(12.77)%	$26,029	0.85%	0.85%	1.01%	16%
$(0.27)	$–	$–	$(0.27)	$39.75	14.03%	$29,764	0.85%	0.85%	0.95%	5%

$–	$–	$–	$–	$32.60	(1.24)%	$383	1.81%f	1.81%f	(0.05)%f	6%
$(0.11)	$–	$–	$(0.11)	$33.01	14.68%	$484	1.79%	1.79%	0.03%	8%
$–	$–	$–	$–	$28.88	11.77%	$661	1.77%	1.77%	(0.21)%	13%
$(0.06)	$–	$–	$(0.06)	$25.84	(20.84)%	$823	1.81%	1.81%	0.25%	15%
$(0.10)	$–	$–	$(0.10)	$32.74	(13.45)%	$1,582	1.66%	1.66%	0.20%	16%
$–g	$–	$–	$–g	$37.93	13.13%	$3,007	1.65%	1.65%	0.15%	5%

$–	$–	$–	$–	$32.89	(1.17)%	$3,222	1.68%f	1.68%f	0.08%f	6%
$(0.14)	$–	$–	$(0.14)	$33.28	14.78%	$3,731	1.67%	1.67%	0.15%	8%
$–g	$–	$–	$–g	$29.12	11.88%	$4,062	1.67%	1.67%	(0.11)%	13%
$(0.08)	$–	$–	$(0.08)	$26.03	(20.74)%	$4,186	1.71%	1.71%	0.35%	15%
$(0.12)	$–	$–	$(0.12)	$32.96	(13.41)%	$6,444	1.61%	1.61%	0.25%	16%
$–g	$–	$–	$–g	$38.18	13.17%	$7,750	1.62%	1.62%	0.18%	5%

$(0.08)	$–	$–	$(0.08)	$34.15	(0.96)%	$573	1.20%f	1.20%f	0.56%f	6%
$(0.28)	$–	$–	$(0.28)	$34.57	15.33%	$737	1.22%	1.22%	0.60%	8%
$(0.11)	$–	$–	$(0.11)	$30.23	12.35%	$827	1.23%	1.23%	0.33%	13%
$(0.22)	$–	$–	$(0.22)	$27.00	(20.42)%	$767	1.32%	1.32%	0.74%	15%
$(0.30)	$–	$–	$(0.30)	$34.28	(13.06)%	$919	1.19%	1.19%	0.67%	16%
$(0.17)	$–	$–	$(0.17)	$39.73	13.70%	$741	1.17%	1.17%	0.63%	5%

$(0.29)	$–	$–	$(0.29)	$34.44	(0.66)%	$6,611	0.64%f	0.64%f	1.12%f	6%
$(0.46)	$–	$–	$(0.46)	$34.98	16.05%	$7,420	0.62%	0.62%	1.20%	8%
$(0.29)	$–	$–	$(0.29)	$30.56	13.04%	$6,949	0.63%	0.63%	0.93%	13%
$(0.43)	$–	$–	$(0.43)	$27.29	(19.88)%	$5,783	0.63%	0.63%	1.43%	15%
$(0.54)	$–	$–	$(0.54)	$34.75	(12.53)%	$7,333	0.59%	0.59%	1.27%	16%
$(0.36)	$–	$–	$(0.36)	$40.26	14.34%	$6,739	0.59%	0.59%	1.21%	5%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

f	Annualized.

g	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co- chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm); former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007- 2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Fund Information	20

Privacy Notice and Householding	21

Directors and Officers	22

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 1.36% for the six-month period ended January 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 2.71%. The sectors1 within the Index that turned in the strongest performance over the six-month period were utilities, health care, and information technology. The sectors that turned in the weakest performance over the six-month period were energy and financials.

Factors Impacting the Fund’s Performance

Health care companies were the most important detractor2 from the Fund’s absolute performance and the second most important detractor from performance relative to the Index. The Fund’s health care companies under-performed the corresponding sector within the Index (down 3% versus up 6% for the Index) and had a lower relative average weighting (7% versus 12% for the Index) in this stronger performing sector.

The Fund had more invested in information technology companies than in any other sector over the six-month period. Information technology companies were the most important detractor from the Fund’s relative performance. The Fund’s information technology companies under-performed the corresponding sector within the Index (flat versus up 6% for the Index), but had a higher relative average weighting (21% versus 19% for the Index) in this stronger performing sector.  Texas Instruments3, Intel, and Microsoft were among the most important contributors to performance. Hewlett-Packard and First Solar were among the most important detractors from performance.

Consumer discretionary companies were the most important contributor to the Fund’s absolute performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 8% versus up 5% for the Index), but had a lower relative average weighting (8% versus 11% for the Index). TJX and Li & Fung were among the most important contributors to performance. Wynn Resorts was among the most important detractors from performance.

Energy companies were the most important contributor to the Fund’s relative performance. The Fund’s energy companies out-performed the corresponding sector within the Index (up 2% versus down 5% for the Index) and had a lower relative average weighting (5% versus 12% for the Index) in this weaker performing sector. Spectra Energy was among the most important contributors to performance. Transocean and Schlumberger were among the most important detractors from performance.

Other important contributors to the Fund’s performance included PACCAR and CVS Caremark. Other important detractors from the Fund’s performance included Bank of New York Mellon, Nestle, and Potash.

The Fund had approximately 23% of its net assets invested in foreign companies at January 31, 2012. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, focused portfolio fund risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2002

Average Annual Total Return for periods ended January 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	2.04%	(1.77)%	4.73%	4.59%	0.83%	0.83%
Class A - with sales charge	(2.81)%	(2.73)%	4.21%	4.09%	0.83%	0.83%
S&P 500® Index	4.22%	0.33%	3.52%	4.12%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/12 Net Assets)		(% of 01/31/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	74.16%	Information Technology	22.04%	19.60%
Common Stock (Foreign)	23.13%	Food, Beverage & Tobacco	11.02%	6.20%
Corporate Bonds	0.88%	Insurance	9.22%	3.59%
Stock Warrants	0.41%	Capital Goods	8.75%	8.43%
Short-Term Investments	2.26%	Materials	8.54%	3.73%
Other Assets & Liabilities	(0.84)%	Retailing	8.27%	3.79%
	100.00%	Health Care	6.86%	11.69%
		Energy	5.25%	11.92%
		Food & Staples Retailing	4.79%	2.35%
		Diversified Financials	4.60%	5.65%
		Banks	4.40%	2.77%
		Commercial & Professional Services	3.70%	0.54%
		Household & Personal Products	1.39%	2.32%
		Other	1.17%	17.42%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/12 Net Assets)

PACCAR Inc.	Capital Goods	4.53%
Nestle S.A.	Food, Beverage & Tobacco	4.50%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	4.48%
Hewlett-Packard Co.	Technology Hardware & Equipment	3.76%
Microsoft Corp.	Software & Services	3.25%
Tiffany & Co.	Retailing	3.03%
SAP AG, ADR	Software & Services	2.92%
Unilever NV, NY Shares	Food, Beverage & Tobacco	2.85%
Oracle Corp.	Software & Services	2.73%
Air Products and Chemicals, Inc.	Materials	2.51%

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value	Ending Account Value	Expenses Paid During Period*
(08/01/11)	(01/31/12)	(08/01/11-01/31/12)

Class A
Actual	$1,000.00	$1,013.64	$4.20
Hypothetical	$1,000.00	$1,020.96	$4.22

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized operating expense ratio (0.83%**), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.29%)
CONSUMER DISCRETIONARY – (8.96%)
Consumer Services – (0.47%)
Wynn Resorts Ltd.	1,280	$147,507
Media – (0.34%)
Viacom Inc., Class B	2,250	105,840
Retailing – (8.15%)
Bed Bath & Beyond Inc. *	9,055	549,593
Li & Fung Ltd. (Hong Kong)	125,000	273,039
Tiffany & Co.	14,800	944,240
TJX Cos., Inc.	11,390	776,115
		2,542,987
	Total Consumer Discretionary	2,796,334
CONSUMER STAPLES – (16.96%)
Food & Staples Retailing – (4.72%)
Costco Wholesale Corp.	8,690	714,839
CVS Caremark Corp.	18,150	757,763
		1,472,602
Food, Beverage & Tobacco – (10.87%)
Coca-Cola Co.	5,572	376,277
Mead Johnson Nutrition Co.	5,565	412,311
Nestle S.A. (Switzerland)	24,495	1,403,706
Philip Morris International Inc.	4,140	309,548
Unilever NV, NY Shares (Netherlands)	26,675	889,611
		3,391,453
Household & Personal Products – (1.37%)
Colgate-Palmolive Co.	4,725	428,652
	Total Consumer Staples	5,292,707
ENERGY – (5.17%)
BP PLC, ADR (United Kingdom)	8,231	377,885
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	31,030	293,925
Schlumberger Ltd.	4,780	359,313
Spectra Energy Corp.	13,650	429,838
Transocean Ltd.	3,255	153,962
	Total Energy	1,614,923
FINANCIALS – (17.55%)
Banks – (3.93%)
Commercial Banks – (3.93%)
PNC Financial Services Group, Inc.	3,655	215,353
Toronto-Dominion Bank (Canada)	3,395	261,822
U.S. Bancorp	15,000	423,300
Wells Fargo & Co.	11,100	324,231
		1,224,706
Diversified Financials – (4.53%)
Capital Markets – (2.93%)
Bank of New York Mellon Corp.	6,830	137,488
Brookfield Asset Management Inc., Class A (Canada)	8,000	243,760
Charles Schwab Corp.	14,180	165,197

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Goldman Sachs Group, Inc.	3,300	$367,851
		914,296
Diversified Financial Services – (1.60%)
CME Group Inc.	375	89,814
JPMorgan Chase & Co.	8,040	299,892
Visa Inc., Class A	1,100	110,704
		500,410
		1,414,706
Insurance – (9.09%)
Multi-line Insurance – (3.64%)
Fairfax Financial Holdings Ltd. (Canada)	1,400	566,811
Loews Corp.	15,300	570,843
		1,137,654
Property & Casualty Insurance – (3.44%)
ACE Ltd.	4,000	278,400
Berkshire Hathaway Inc., Class A *	4	471,700
Progressive Corp.	7,350	149,058
W. R. Berkley Corp.	5,080	174,092
		1,073,250
Reinsurance – (2.01%)
Everest Re Group, Ltd.	7,340	626,836
		2,837,740
	Total Financials	5,477,152
HEALTH CARE – (6.77%)
Health Care Equipment & Services – (4.53%)
Baxter International Inc.	8,720	483,786
Becton, Dickinson and Co.	5,380	421,846
CareFusion Corp. *	8,615	206,329
Laboratory Corp. of America Holdings *	1,215	111,039
UnitedHealth Group Inc.	3,695	191,364
		1,414,364
Pharmaceuticals, Biotechnology & Life Sciences – (2.24%)
Agilent Technologies, Inc.	9,780	415,356
Valeant Pharmaceuticals International, Inc. (Canada)*	5,820	282,212
		697,568
	Total Health Care	2,111,932
INDUSTRIALS – (12.27%)
Capital Goods – (8.62%)
3M Co.	860	74,571
Lockheed Martin Corp.	5,320	437,942
PACCAR Inc.	32,015	1,415,063
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	328,074
Schneider Electric S.A. (France)	7,005	435,054
		2,690,704

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.65%)
Iron Mountain Inc.	8,600	$265,052
Nielsen Holdings NV *	20,410	591,482
Republic Services, Inc.	9,650	282,552
		1,139,086
	Total Industrials	3,829,790
INFORMATION TECHNOLOGY – (21.73%)
Semiconductors & Semiconductor Equipment – (6.53%)
Advanced Energy Industries, Inc. *	2,865	30,455
First Solar, Inc. *	4,620	195,311
Intel Corp.	15,640	413,287
Texas Instruments Inc.	43,180	1,398,168
		2,037,221
Software & Services – (10.61%)
Automatic Data Processing Inc.	4,450	243,749
International Business Machines Corp.	1,520	292,752
Microsoft Corp.	34,320	1,013,641
Oracle Corp.	30,210	851,771
SAP AG, ADR (Germany)	15,065	911,131
		3,313,044
Technology Hardware & Equipment – (4.59%)
Hewlett-Packard Co.	41,990	1,174,880
Nokia Oyj, ADR (Finland)	51,000	257,040
		1,431,920
	Total Information Technology	6,782,185
MATERIALS – (7.54%)
Air Products and Chemicals, Inc.	8,885	782,147
Cemex SAB de C.V, ADR (Mexico)*	35,316	240,502
Potash Corp. of Saskatchewan Inc. (Canada)	7,415	346,577
Praxair, Inc.	5,170	549,054
Sherwin-Williams Co.	4,460	434,984
	Total Materials	2,353,264
TELECOMMUNICATION SERVICES – (0.34%)
America Movil SAB de C.V., Series L, ADR (Mexico)	4,600	106,766
	Total Telecommunication Services	106,766
TOTAL COMMON STOCK – (Identified cost $25,184,504)		30,365,053
STOCK WARRANTS – (0.41%)
FINANCIALS – (0.41%)
Banks – (0.41%)
Commercial Banks – (0.41%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	14,700	129,360
TOTAL STOCK WARRANTS – (Identified cost $112,678)		129,360

8

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2012 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (0.88%)
MATERIALS – (0.88%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (a)	$300,000	$273,750
	TOTAL CORPORATE BONDS – (Identified cost $296,590)	273,750
SHORT-TERM INVESTMENTS – (2.26%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.21%, 02/01/12, dated 01/31/12, repurchase value of $209,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.222%-5.00%, 04/01/40-07/01/41, total market value $213,180)	209,000	209,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.25%, 02/01/12, dated 01/31/12, repurchase value of $497,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-11.00%, 01/01/22-04/01/41, total market value $506,940)	497,000	497,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $706,000)	706,000

Total Investments – (100.84%) – (Identified cost $26,299,772) – (b)	31,474,163
Liabilities Less Other Assets – (0.84%)	(262,670)
Net Assets – (100.00%)	$31,211,493

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $273,750 or 0.88% of the Fund's net assets as of January 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $26,339,575. At January 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,383,991
Unrealized depreciation	(249,403)
Net unrealized appreciation	$5,134,588

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2012 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$31,474,163
Cash	4,780
Receivables:
Capital stock sold	25
Dividends and interest	43,204
Prepaid expenses	2,752
Total assets	31,524,924

LIABILITIES:
Payables:
Investment securities purchased	272,677
Accrued management fee	15,109
Other accrued expenses	25,645
Total liabilities	313,431

NET ASSETS	$31,211,493

NET ASSETS CONSIST OF:

Par value of shares of capital stock	$128,114
Additional paid-in capital	40,466,739
Accumulated net investment loss	(12,438)
Accumulated net realized losses from investments and foreign currency transactions	(14,545,043)
Net unrealized appreciation on investments and foreign currency transactions	5,174,121
Net Assets	$31,211,493

CLASS A SHARES:
Net assets	$31,211,493
Shares outstanding	2,562,289
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$12.18
Maximum offering price per share (100/95.25 of $12.18)†	$12.79

*Including:
Cost of investments	$26,299,772

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2012 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*	$295,056
Interest	14,611
Total income	309,667

Expenses:
Management fees (Note 3)	$80,461
Custodian fees	17,999
Transfer agent fees:
Class A	506
Audit fees	9,300
Legal fees	26
Accounting fees (Note 3)	1,002
Reports to shareholders	2,000
Directors’ fees and expenses	354
Registration and filing fees	6,202
Miscellaneous	3,680
Total expenses		121,530
Expenses paid indirectly (Note 4)		(8)
Net expenses	121,522
Net investment income	188,145

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(10,159)
Foreign currency transactions	(1,010)
Net realized loss	(11,169)
Net increase in unrealized appreciation	251,193
Net realized and unrealized gain on investments and foreign currency transactions	240,024
Net increase in net assets resulting from operations	$428,169

*Net of foreign taxes withheld as follows	$5,326

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

OPERATIONS:
Net investment income	$188,145	$326,656
Net realized gain (loss) from investments and foreign currency transactions	(11,169)	1,304,254
Net increase in unrealized appreciation on investments and foreign currency transactions	251,193	2,683,384
Net increase in net assets resulting from operations	428,169	4,314,294

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(254,034)	(335,252)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	256,809	124,035
Class B (Note 1)	–	(2,231)
Class C (Note 1)	–	(1,354)
Total increase in net assets	430,944	4,099,492

NET ASSETS:
Beginning of period	30,780,549	26,681,057
End of period*	$31,211,493	$30,780,549

*Including undistributed net investment income (loss) of	$(12,438)	$53,451

See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Until January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge.  Income, expenses (other than those attributable to a specific class), and gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, were charged against the operations of that class. All classes had identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,796,334	$–	$–	$2,796,334
Consumer staples	5,292,707	–	–	5,292,707
Energy	1,614,923	–	–	1,614,923
Financials	5,606,512	–	–	5,606,512
Health care	2,111,932	–	–	2,111,932
Industrials	3,829,790	–	–	3,829,790
Information technology	6,782,185	–	–	6,782,185
Materials	2,353,264	–	–	2,353,264
Telecommunication services	106,766	–	–	106,766
Corporate debt securities	–	273,750	–	273,750
Short-term securities	–	706,000	–	706,000
Total Investments	$30,494,413	$979,750	$–	$31,474,163

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008. At July 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
07/31/2017	$2,462,000
07/31/2018	11,646,000
07/31/2019	417,000
$14,525,000

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending July 31, 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2012 were $5,097,528 and $4,213,544, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2012 amounted to $87. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2012 amounted to $1,002. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $8 during the six months ended January 31, 2012.

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2012, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2012 (Unaudited)		July 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	301	$3,371	987	$11,513
Shares issued in reinvestment of distributions	21,944	253,453	28,066	334,268
	22,245	256,824	29,053	345,781
Shares redeemed	(1)	(15)	(18,622)	(221,746)
Net increase	22,244	$256,809	10,431	$124,035

Class B	Period from August 1, 2010
through January 19, 2011
(Cessation of Class)
	Shares	Amount
Shares sold	–	$–
Shares issued in reinvestment of distributions	–	–
	–	–
Shares redeemed	(199)	(2,231)
Net decrease	(199)	$(2,231)

Class C	Period from August 1, 2010
through January 19, 2011
(Cessation of Class)
	Shares	Amount
Shares sold	–	$–
Shares issued in reinvestment of distributions	–	–
	–	–
Shares redeemed	(121)	(1,354)
Net decrease	(121)	$(1,354)

17

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2012 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2012.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2012, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2012.

18

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2012	Year ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.12	$10.55	$9.65	$11.89	$14.99	$13.08

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.13	0.04	0.09	0.02	0.01
Net Realized and Unrealized Gains (Losses)	0.09	1.57	0.89	(2.24)	(2.11)	2.53
Total from Investment Operations	0.16	1.70	0.93	(2.15)	(2.09)	2.54

Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.13)	(0.03)	(0.09)	(0.02)	(0.10)
Distributions from Realized Gains	–	–	–	–	(0.99)	(0.53)
Total Dividends and Distributions	(0.10)	(0.13)	(0.03)	(0.09)	(1.01)	(0.63)
Net Asset Value, End of Period	$12.18	$12.12	$10.55	$9.65	$11.89	$14.99

Total Returna	1.36%		16.16%	9.58%	(17.86) %	(14.93) %	19.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,211		$30,781	$26,678	$24,380	$55,865	$64,856
Ratio of Expenses to Average Net Assets:
Gross	0.83%	b	0.82%	0.87%	0.97%	0.89%	0.90%
Netc	0.83%	b	0.82%	0.87%	0.97%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.29%	b	1.09%	0.35%	1.14%	0.17%	0.18%
Portfolio Turnover Rated	14%		30%	55%	29%	29%	26%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS RESEARCH FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

21

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co- chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm); former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007- 2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

22

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2012

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 2, 2012